Interim Condensed Consolidated Statements of Changes In Shareholders' Equity (deficiency) (unaudited) - CAD ($) $ in Thousands	Retained earnings attributable to accumulated earnings (losses) [member]	Retained earnings, portion attributable to dividends [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Issued capital [member]	Reserve of equity component of convertible instruments [member]	Share premium [member]	Non-controlling interests [member]	Ordinary shares [member]	Preference shares [member]	Total
Balance at Mar. 31, 2017	$ 259,571	$ (1,749,471)		$ 70,361	$ 1,070,076	$ 128,363		$ 13,508	$ 58,266		$ 1,070,076	$ 128,363
Statement Line Items [Line Items]
Adjustment for adoption of IFRS 9 and 15
PROFIT (LOSS) FOR THE PERIOD	34,994									9,392			$ 44,386
Balance at Sep. 30, 2017	294,565	(1,792,722)	$ (1,498,157)	57,800	1,068,809	132,908	$ 1,201,717	13,508	(43,222)				(268,354)
Statement Line Items [Line Items]
Dividends and distributions declared and paid		(43,251)
Other comprehensive loss				(12,561)
Share-based units exercised					10,674				(10,674)
Repurchase and cancellation of shares					(11,941)
Shares issued						5,195
Shares issuance costs						(650)
Add: Share-based compensation expense									16,963
Non-cash deferred share grant distributions									22
Less: Purchase of non-controlling interest									(102,298)
Share-based compensation adjustment									(5,501)
Distributions to non-controlling shareholders										(9,392)
Foreign exchange impact on non-controlling interest
Balance at Mar. 31, 2017	259,571	(1,749,471)		70,361	1,070,076	128,363		13,508	58,266		1,070,076	128,363
Balance at Mar. 31, 2018	768,847	(1,835,778)		91,934	1,079,055	136,771	1,215,826	13,029	(22,693)	(422)	1,079,055	136,771	230,743
Statement Line Items [Line Items]
Share-based units exercised											11,954
Repurchase and cancellation of shares											(11,941)
Shares issued												9,260
Shares issuance costs												852
Balance at Jun. 30, 2017	363,429	(1,771,254)		65,593	1,068,778	132,266		13,508	57,861
Statement Line Items [Line Items]
Adjustment for adoption of IFRS 9 and 15
PROFIT (LOSS) FOR THE PERIOD	(68,864)									3,941			(64,923)
Balance at Sep. 30, 2017	294,565	(1,792,722)	(1,498,157)	57,800	1,068,809	132,908	1,201,717	13,508	(43,222)				(268,354)
Statement Line Items [Line Items]
Dividends and distributions declared and paid		(21,468)
Other comprehensive loss				(7,793)
Share-based units exercised					529				(529)
Repurchase and cancellation of shares					(498)
Shares issued						834
Shares issuance costs						(192)
Add: Share-based compensation expense									1,716
Non-cash deferred share grant distributions									10
Less: Purchase of non-controlling interest									(102,298)
Share-based compensation adjustment									18
Distributions to non-controlling shareholders										(3,941)
Foreign exchange impact on non-controlling interest
Balance at Mar. 31, 2018	768,847	(1,835,778)		91,934	1,079,055	136,771	1,215,826	13,029	(22,693)	(422)	1,079,055	136,771	230,743
Statement Line Items [Line Items]
Adjustment for adoption of IFRS 9 and 15	20,711			(17,863)
PROFIT (LOSS) FOR THE PERIOD	(62,762)									(111)			(62,873)
Balance at Sep. 30, 2018	726,796	(1,880,370)	(1,153,574)	69,458	1,085,991	146,984	1,232,975	13,029	(25,186)	(399)	1,085,991	146,984	136,303
Statement Line Items [Line Items]
Dividends and distributions declared and paid		(44,592)
Other comprehensive loss				(4,613)
Share-based units exercised					6,936				(6,936)		6,936
Repurchase and cancellation of shares
Shares issued						10,447						10,447
Shares issuance costs						(234)						234
Add: Share-based compensation expense									3,269
Non-cash deferred share grant distributions									31
Less: Purchase of non-controlling interest									1,416
Share-based compensation adjustment									(273)
Distributions to non-controlling shareholders
Foreign exchange impact on non-controlling interest										134
Balance at Jun. 30, 2018	748,181	(1,858,040)		77,821	1,084,034	146,983		13,029	(24,590)	(408)
Statement Line Items [Line Items]
Adjustment for adoption of IFRS 9 and 15
PROFIT (LOSS) FOR THE PERIOD	(21,385)									(65)			(21,450)
Balance at Sep. 30, 2018	$ 726,796	(1,880,370)	$ (1,153,574)	69,458	1,085,991	146,984	$ 1,232,975	$ 13,029	(25,186)	(399)	$ 1,085,991	$ 146,984	$ 136,303
Statement Line Items [Line Items]
Dividends and distributions declared and paid		$ (22,330)
Other comprehensive loss				$ (8,363)
Share-based units exercised					1,957				(1,957)
Repurchase and cancellation of shares
Shares issued
Shares issuance costs						$ 1
Add: Share-based compensation expense									1,494
Non-cash deferred share grant distributions									17
Less: Purchase of non-controlling interest									(150)
Share-based compensation adjustment
Distributions to non-controlling shareholders
Foreign exchange impact on non-controlling interest										$ 74